Retirement benefit obligations - Schedule of Defined Benefit Scheme Obligations (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Defined benefit pension schemes:
Retirement benefit assets	£ 4,685	£ 3,823
Retirement benefit obligations	(120)	(126)
Amount recognized
Defined benefit pension schemes:
Net defined benefit asset	4,565	3,697
Retirement benefit assets	4,685	3,823
Retirement benefit obligations	(120)	(126)
Net pension scheme asset | Amount recognized
Defined benefit pension schemes:
Net defined benefit asset	4,599	3,732
Other post-retirement schemes | Amount recognized
Defined benefit pension schemes:
Net defined benefit asset	(34)	(35)
Net amounts presented in the balance sheet
Defined benefit pension schemes:
Present value of funded obligations	(27,482)	(28,965)
Fair value of scheme assets	£ 32,081	£ 32,697